Expenses By Nature - Summary of Expense by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Personnel costs	€ 168,096	€ 184,254	€ 154,965
Raw materials, consumables and finished goods used	125,923	140,273	115,621
Changes in inventories of finished goods and work in progress	3,008	(13,337)	(14,997)
Freight and selling expenses	50,887	40,962	19,016
Depreciation and amortization	46,946	45,810	41,584
Professional service fees	41,406	43,614	29,562
Advertising and marketing expenses	36,248	32,162	26,590
Lease expenses	27,631	22,614	13,625
Studies and research expenses	6,345	11,916	8,552
Office expenses	6,289	5,916	4,111
Travel expenses	4,680	4,345	1,561
Net foreign exchange (gains) / losses	4,610	339	(10,489)
Taxes and surcharges	2,637	2,946	4,006
Provisions and impairment losses	79	16,729	10,766
Fair value changes on warrants	(4,961)	1,132	0
Other	24,911	24,904	12,363
Total expenses	€ 544,735	€ 564,579	€ 416,836